Document and Entity Information	Sep. 22, 2023
Cover [Abstract]
Entity Registrant Name	NCR Atleos, LLC
Amendment Flag	false
Entity Central Index Key	0001974138
Document Type	8-K
Document Period End Date	Sep. 22, 2023
Entity File Number	001-41728
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	92-3588560
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(678)
Local Phone Number	808-6995
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NATL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false